Business Combination (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Summary of Provisional Allocation of Fair Value of Assets and Liabilities as at Date of Acquisition and Analysis of Cash Flows

The provisional allocation of fair value to the identifiable assets and liabilities of Sinopower as at the date of acquisition is as follows:

Fair value recognized on acquisition RMB’000 (Unaudited)
Total cash consideration	43,567
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	9,519
Inventories, trade receivables and other current assets	34,455
Intangible assets	11,451
Other non-current assets	5,261
Total assets acquired	60,686
Interest-bearing bank borrowings	(15,343)
Trade payables, lease liabilities and other payables	(41,215)
Deferred tax liabilities	(1,691)
Total liabilities assumed	(58,249)
Net assets acquired	2,437
Non-controlling interests	608
Goodwill on acquisition	40,522

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:
RMB’000
Total cash consideration	(43,567)
Cash and cash equivalents	9,519
Net cash paid for acquisition of a subsidiary included in cash flows from investing activities	(34,048)